Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392	$ 51,797
Cost of sales	34,594	34,123
Gross profit	17,798	17,674
Operating expenses
Administrative	8,224	8,116
Sales and marketing	9,833	10,054
Customer support and operations	8,612	6,925
Research and development	14,556	9,628
Amortization	4,097	3,517
Total operating expenses	45,322	38,240
Operating loss	(27,524)	(20,566)
Other income (expense)
Gain on asset disposals	19	0
Foreign exchange loss	(125)	(26)
Interest income (expense)	(40)	33
Total other income	(146)	7
Net loss before taxes	(27,670)	(20,559)
Income tax expense (note 13a)	86	366
Net loss for the year	(27,756)	(20,925)
Other comprehensive income (loss)
Foreign currency translation adjustment	(195)	44
Other comprehensive income (loss)	(195)	44
Comprehensive loss for the year	$ (27,951)	$ (20,881)
Weighted average number of common shares outstanding (In shares)	45,777,587	44,675,390
Basic and diluted loss per share (note 12d) (In dollars per share)	$ (0.61)	$ (0.47)